Financial Instruments (Schedule of Carrying Amounts of Recognized Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Trade receivables	₪ 2,088	₪ 2,264
Financial liabilities
Trade payables and accrued expenses	696	652
Gross amounts of recognized financial assets (liabilities) [Member]
Financial assets
Trade receivables	160	170
Financial liabilities
Trade payables and accrued expenses	(144)	(149)
Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position [Member]
Financial assets
Trade receivables	(125)	(123)
Financial liabilities
Trade payables and accrued expenses	125	123
Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position [Member]
Financial assets
Trade receivables	35	47
Financial liabilities
Trade payables and accrued expenses	₪ (19)	₪ (26)